LEASES	12 Months Ended
Jun. 30, 2024
LEASES
LEASES

16.  LEASES

The right-of-use asset was initially measured at the amount of the lease liability plus initial direct costs incurred, adjusted by pre-payments made in relation to the lease. The right-of-use asset was measured at cost less accumulated depreciation and accumulated impairment.

The lease liability was initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if it can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

The information about the right-of-use and liabilities related with lease assets is as follows:

Right-of-use leased asset	06/30/2024	06/30/2023
Book value at the beginning of the year	21,163,192	15,828,032
Additions of the year	2,585,223	3,154,950
Additions from business combination	168,988	3,005,000
Disposals	(1,284,975)	(1,839,921)
Exchange differences	(1,652,831)	1,015,131
Book value at the end of the year	20,979,597	21,163,192

Depreciation	06/30/2024	06/30/2023
Book value at the beginning of the year	7,226,617	3,684,006
Depreciation of the year	3,418,956	3,565,894
Disposals	(1,092,167)	(171,870)
Exchange differences	(175,561)	148,587
Accumulated depreciation at the end of the year	9,377,845	7,226,617
Total	11,601,752	13,936,575

Lease liability	06/30/2024	06/30/2023
Book value at the beginning of the year	13,889,223	11,751,284
Additions of the year	2,585,223	3,154,950
Additions from business combination	168,988	3,245,000
Interest expenses, exchange differences and inflation effects	(480,189)	(406,494)
Payments of the year	(4,879,108)	(3,855,517)
Total	11,284,137	13,889,223

Lease Liabilities	06/30/2024	06/30/2023
Non-current	8,161,359	10,030,524
Current	3,122,778	3,858,699
Total	11,284,137	13,889,223

	06/30/2024	06/30/2023
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,272,071	1,475,581
Equipment and computer software	1,130,541	903,306
Land and buildings	14,921,244	15,128,564
	20,979,597	21,163,192
(1)	The incremental borrowing rate used was 2.78% in dollars and 12.74% in reais.